UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23643

Putnam ETF Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Alexander V. Kymn, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

Franklin Short-Term Municipal Income ETF
FTMS | NYSE Arca, Inc.
Semi-Annual Shareholder Report | May 31, 2026

This semi-annual shareholder report contains important information about Franklin Short-Term Municipal Income ETF (previously known as Putnam Short-Term Municipal Income Fund) for the period  December 1, 2025, to May 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Short-Term Municipal Income ETF	$10	0.19%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$183,190,250
Total Number of Portfolio Holdings	242
Portfolio Turnover Rate	17%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Short-Term Municipal Income ETF	PAGE 1	48362-STSR-0726

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
Short-Term Municipal Income ETF
Financial Statements and Other Important Information
Semi-Annual  | May 31, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
May 31, 2026
 Franklin Short-Term Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 98.2%
Alabama — 4.4%
Southeast Energy Authority, AL, Cooperative District, Commodity Supply Revenue:
Series A	5.500%	12/1/29	$500,000	$531,727 (a)(b)
Series B	4.000%	12/1/31	2,000,000	2,023,740 (a)(b)
Southeast Energy Authority, AL, Cooperative District, Energy Supply Revenue:
Series B	5.250%	1/1/33	2,725,000	2,829,178 (a)(b)
Series C	5.000%	11/1/26	100,000	100,687
Series C	5.000%	11/1/27	80,000	81,890
Water Works Board of the City of Birmingham, AL, Revenue, Series 2024	3.750%	9/1/26	2,500,000	2,499,400 (c)
Total Alabama				8,066,622
Alaska — 0.9%
Alaska Industrial Development & Export Authority Revenue, Tanana Chiefs Conference Project, Series A	5.000%	10/1/28	1,530,000	1,593,878
Arizona — 0.7%
Arizona State IDA, Education Revenue, Unity at West Glendale Project, Series 2024	5.000%	9/1/26	200,000	200,994 (a)(b)
Maricopa County, AZ, IDA Education Revenue, Banner Health, Series A, Refunding	5.000%	1/1/27	750,000	760,278
Pima County, AZ, Tucson USD, GO, Series 2017, Refunding	3.000%	7/1/29	245,000	245,272
Total Arizona				1,206,544
California — 10.8%
California State Community Choice Financing Authority Revenue, Clean Energy Project, Green Bonds, Series G	5.000%	8/1/32	2,000,000	2,057,519 (a)(b)
California State Enterprise Development Authority Revenue, First Tier, Series A	5.000%	8/1/26	100,000	100,242
California State Health Facilities Financing Authority Revenue, Episcopal Communities & Services, Initial Entrance Fees	3.850%	11/15/27	1,500,000	1,500,471
California State HFA Revenue, Green Bonds, Series A-2, FHA	3.600%	8/1/26	2,500,000	2,500,775 (a)(b)
California State Infrastructure & Economic Development Bank Revenue:
Academy of Motion Picture Arts and Sciences, Obligated Group Series B, Refunding	5.000%	11/1/29	270,000	292,476
See Notes to Financial Statements.
Franklin Short-Term Municipal Income ETF 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Franklin Short-Term Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Brightline West Passenger Rail Project, Series C	3.500%	11/2/26	$1,000,000	$999,819 (a)(b)(c)(d)
California State MFA Revenue:
California Lutheran University, Series 2018, Refunding	5.000%	10/1/26	570,000	573,017
Humangood California Obligated Group, Series A, Refunding	4.000%	10/1/30	165,000	165,263
Palomar Health, COP, Series A, Refunding, AG	5.000%	11/1/27	100,000	101,875
Palomar Health, COP, Series A, Refunding, AG	5.000%	11/1/28	115,000	118,742
California State University Revenue, Series B-2, Refunding	0.550%	11/1/26	2,200,000	2,176,780 (a)(b)
East County, CA, Advanced Water Purification, Joint Powers Authority Revenue, Green Bonds, Series A	3.125%	9/1/26	500,000	499,998
Fontana, CA, Community Facilities District No. 109, Special Tax Revenue:
Series 2024	5.000%	9/1/30	235,000	249,296
Series 2024	5.000%	9/1/31	245,000	261,757
Series 2024	5.000%	9/1/32	260,000	279,756
Series 2024	5.000%	9/1/34	400,000	432,001
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series 2018, Refunding	5.000%	7/1/33	1,240,000	1,275,509
Series 2025, Refunding	5.000%	7/1/28	1,000,000	1,033,155
Oro Grande, CA, Elementary School District Revenue, COP, Series 2020, Refunding	4.000%	9/15/28	2,095,000	2,115,571
San Bernardino County, CA, School Facilities Improvement District No. 2, GO, CAB, BAN	0.000%	7/1/29	1,000,000	894,573
San Jose, CA, Multifamily Housing Revenue, Parkmoor, Series F-2, HUD Section 8	5.000%	6/1/26	2,000,000	2,000,000 (a)(b)
Tulare County, CA, Sierra View Local Health District Revenue, Series 2020, Refunding	4.000%	7/1/26	60,000	60,032
Total California				19,688,627
Colorado — 1.0%
Colorado State Health Facilities Authority Revenue:
Christian Living Communities Obligated Group, Series 2026, Refunding	5.000%	1/1/27	245,000	247,744
See Notes to Financial Statements.

Franklin Short-Term Municipal Income ETF 2026 Semi-Annual Report

 Franklin Short-Term Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	$1,000,000	$1,000,820 (a)(b)
Southern Ute Indian Tribe Reservation, CO, GO, Series A	5.000%	4/1/35	525,000	568,259 (c)
Total Colorado				1,816,823
Connecticut — 0.1%
Connecticut State HEFA Revenue, Yale University Issue, Series A-2, Refunding	2.000%	7/1/26	210,000	209,826 (a)(b)
District of Columbia — 1.0%
District of Columbia Revenue:
Georgetown University, Series A, Refunding	5.000%	4/3/35	750,000	825,711 (a)(b)
International School Issue, Series 2019	5.000%	7/1/27	300,000	304,771
Metropolitan Washington, DC, Airports Authority Aviation Revenue:
Series A, Refunding	5.000%	10/1/26	225,000	226,681 (d)
Series A, Refunding	5.000%	10/1/33	500,000	518,911 (d)
Total District of Columbia				1,876,074
Florida — 3.9%
Alachua County, FL, Health Facilities Authority Revenue, Oak Hammock, University of Florida Inc. Project, Series B-3	3.625%	10/1/30	250,000	250,190
East Nassau, FL, Stewardship District, Special Assessment Revenue, Series 2025	4.100%	5/1/30	1,605,000	1,608,647
Florida State Development Finance Corp. Revenue, Tampa General Hospital Project, Series A	5.000%	8/1/27	260,000	266,644
Florida, FL, HFC Revenue, Homeowner Mortgage Revenue, Series 2022, GNMA / FNMA / FHLMC	3.500%	7/1/52	1,395,000	1,390,755
Lakewood Ranch Stewardship District, FL, Special Assessment Revenue:
Lakewood Ranch Southeast Project	5.000%	5/1/30	285,000	301,026
Taylor Ranch Project	5.400%	5/1/28	145,000	149,118
Miami-Dade County, FL, Aviation Revenue, Series A, Refunding	5.000%	10/1/30	1,250,000	1,345,896 (d)
Parkside Trails Community Development District Revenue, FL, Special Assessment Bonds, Series 2025	4.300%	5/1/35	285,000	282,791
Pinellas County, FL, IDA Revenue, Drs. Kiran & Pallavi Patel 2017 Foundation For Global Understanding Inc. Project, Series 2019	5.000%	7/1/29	355,000	361,686
See Notes to Financial Statements.
Franklin Short-Term Municipal Income ETF 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Franklin Short-Term Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
St. Johns County, FL, IDA Revenue, Senior Living Revenue Bonds, Vicars Landing Project, Series A, Refunding	4.000%	12/15/28	$200,000	$199,942
Volusia County, FL, Educational Facilities Authority Educational Facilities Revenue:
Embry-Riddle Aeronautical University, Inc. Project, Series 2025	5.000%	10/15/28	125,000	131,325
Embry-Riddle Aeronautical University, Inc. Project, Series 2025	5.000%	10/15/29	200,000	214,000
Westview, FL, South Community Development District, Special Assessment Revenue, Assessment Area One Project, Series 2025	4.050%	5/1/30	415,000	415,944 (c)
Windsor Cay, FL, Community Development District, Special Assessment Revenue, Assessment Area Two Project, Series 2025	4.250%	5/1/35	240,000	238,311 (c)
Total Florida				7,156,275
Georgia — 4.0%
Burke County, GA, Development Authority, PCR, Georgia Power Co. Plant Vogtle Project, Series 2013, Refunding	3.375%	3/12/27	500,000	502,069 (a)(b)
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue:
Cobb Galleria Centre Project, Series 2025	5.000%	10/1/27	100,000	103,147
Cobb Galleria Centre Project, Series 2025	5.000%	10/1/28	100,000	105,469
DeKalb County, GA, Housing Authority Revenue, Series 2024	4.000%	3/1/34	780,000	781,079
Main Street Natural Gas Inc., GA, Gas Supply Revenue:
Series A	4.000%	9/1/27	2,200,000	2,227,628 (a)(b)
Series C	4.000%	11/1/27	2,000,000	2,004,212 (a)(b)(c)
Series C	4.000%	12/1/28	1,000,000	1,013,452 (a)(b)
Series D	5.000%	4/1/31	500,000	531,957 (a)(b)
Total Georgia				7,269,013
Guam — 0.2%
Guam Government, Waterworks Authority Revenue:
Water and Wastewater System, Series A	5.000%	7/1/31	270,000	291,059
Water and Wastewater System, Series A, Refunding	5.000%	7/1/26	150,000	150,211
Total Guam				441,270
See Notes to Financial Statements.

Franklin Short-Term Municipal Income ETF 2026 Semi-Annual Report

 Franklin Short-Term Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Hawaii — 0.3%
Honolulu County, HI, Revenue, Maunakea Tower Apartments, Series 2023, HUD Section 8	5.000%	6/1/26	$535,000	$535,000 (a)(b)
Idaho — 0.2%
Idaho Housing & Finance Association Revenue, ID, Idaho Housing & Finance Association Revenue, Series H, GNMA - Collateralized	3.000%	9/21/46	348,200	302,203
Illinois — 2.6%
Cook & Du Page County, IL, Combined School District No. 113A, GO, Lemont Bromberek, Series 2021	3.000%	1/1/35	725,000	700,777
Illinois State Finance Authority Revenue, Series 2019, Refunding (SOFR x 0.700 + 1.150%)	3.691%	9/1/28	480,000	481,467 (a)(b)
Illinois State, GO, Series A	4.100%	9/1/26	1,800,000	1,799,908
Lake County, IL, Consolidated High School District No 120, GO, Mundelein High School, Series 2026	5.000%	12/1/26	1,750,000	1,768,603
Total Illinois				4,750,755
Indiana — 2.9%
Indiana State Finance Authority Revenue:
Ascension Senior Credit Group, Series A-1, Refunding	5.000%	11/15/27	1,200,000	1,236,917
Series B	5.000%	5/1/28	755,000	773,282
Series B	5.000%	5/1/29	795,000	823,517
Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc. Project, Series A, Refunding	5.000%	6/5/26	2,500,000	2,500,526 (a)(b)(d)
Total Indiana				5,334,242
Kansas — 0.4%
Valley Center, KS, GO, Temporary Notes, Series 2026-1	3.500%	12/1/29	665,000	667,841
Kentucky — 4.8%
Kentucky State PEA, Gas Supply Revenue:
Series A	5.000%	7/1/27	525,000	533,965
Series A	5.000%	7/1/28	1,000,000	1,030,830
Series A, Refunding	5.250%	12/1/29	1,000,000	1,056,936 (a)(b)
Series B	5.000%	12/1/33	2,000,000	2,057,438
Series B, Refunding	5.000%	8/1/32	750,000	794,859 (a)(b)
See Notes to Financial Statements.
Franklin Short-Term Municipal Income ETF 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Franklin Short-Term Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Kentucky — continued
Owen County, KY Water Facilities Revenue, Kentucky-American Water Company Project, Series 2020, Refunding	3.875%	9/1/28	$2,250,000	$2,285,743 (a)(b)
Trimble County, KY, Environmental Facilities Revenue, Louisville Gas and Electric Company Project, Series A	4.700%	6/1/27	1,000,000	1,009,315 (a)(b)(d)
Total Kentucky				8,769,086
Louisiana — 2.8%
Louisiana State Offshore Terminal Authority Revenue, Deep Water Port Bonds, Series A, Refunding	4.200%	9/1/28	1,500,000	1,522,339 (a)(b)
Louisiana State PFA, Hospital Revenue, Ochsner Clinic Foundation Project, Refunding	5.000%	5/15/30	1,000,000	1,071,464
New Orleans, LA, GO:
Public Improvement Bonds, Series A	5.000%	12/1/28	250,000	260,593 (e)
Public Improvement Bonds, Series A	5.000%	12/1/29	260,000	274,361 (e)
St. John the Baptist Parish, LA, State Revenue, Marathon Oil Corp. Project, Series C, Refunding	3.300%	7/3/28	2,000,000	2,007,078 (a)(b)
Total Louisiana				5,135,835
Maine — 1.2%
Maine State, ME, Housing Authority Revenue, Series A	5.000%	10/1/28	500,000	526,065
Portland, ME, General Airport Revenue:
Series 2026, Refunding	5.000%	1/1/27	540,000	546,897
Series 2026, Refunding	5.000%	1/1/28	595,000	615,470
Series 2026, Refunding	5.000%	1/1/29	545,000	574,453
Total Maine				2,262,885
Maryland — 0.1%
Maryland State Health & Higher EFA Revenue, Stevenson University Project, Series A, Refunding	5.000%	6/1/29	200,000	208,089
Massachusetts — 1.8%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Series A, Refunding, NATL	0.000%	1/1/29	835,000	773,662
Massachusetts State DFA Revenue:
CHF Merrimack Inc., Merrimack College Student Housing Project	4.250%	7/1/34	450,000	457,375 (c)
Emerson College Issue, Refunding	5.000%	1/1/27	1,010,000	1,018,155
See Notes to Financial Statements.

Franklin Short-Term Municipal Income ETF 2026 Semi-Annual Report

 Franklin Short-Term Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — continued
Quincy, MA, GO, BAN, Refunding	5.000%	7/24/26	$1,003,000	$1,006,029
Total Massachusetts				3,255,221
Michigan — 0.7%
Detroit, MI, Downtown Development Tax Increment Revenue, Series 2024, Refunding	5.000%	7/1/48	890,000	920,494
Detroit, MI, GO, Unlimited Tax, Series B	6.844%	5/1/28	110,000	113,348
Flint Hospital Building Authority Revenue, MI, Hurley Medical Centre, Series B, Unrefunded	4.750%	7/1/28	320,000	319,661
Total Michigan				1,353,503
Minnesota — 2.8%
Minneapolis, MN, Health Care System Revenue, Fairview Health Services, Series A, Refunding	5.000%	11/15/36	825,000	844,578
Minnesota State Agricultural & Economic Development Board, Health Care Facilities Revenue:
Fairview Health Services, Series A, Refunding	5.000%	11/15/27	390,000	401,097
Fairview Health Services, Series A, Refunding	5.000%	11/15/28	455,000	475,919
Minnesota State Municipal Gas Agency Revenue:
Series A	5.000%	9/1/28	625,000	641,583
Series A	5.000%	9/1/29	1,565,000	1,620,138
St. Cloud, MN, Health Care Revenue, CentraCare Health System, Series 2026, Refunding	5.000%	5/1/27	500,000	509,791
Wadena, MN, Revenue:
Cancer Center Project, Series A	5.000%	12/1/26	195,000	196,782
Cancer Center Project, Series A	5.000%	12/1/30	375,000	402,990
Total Minnesota				5,092,878
Missouri — 1.0%
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/30	1,000,000	1,045,334 (d)
Missouri State HEFA Revenue, University of Health Sciences and Pharmacy in St. Louis Educational Facilities, Series A, Refunding	5.000%	5/1/28	500,000	511,734
See Notes to Financial Statements.
Franklin Short-Term Municipal Income ETF 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Franklin Short-Term Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Missouri — continued
Poplar Bluff Regional Transportation Development District Revenue, MO, Transportation Sales Tax Refunding and Improvement Revenue Bonds, Series B, Refunding	3.375%	12/1/31	$240,000	$234,834
Total Missouri				1,791,902
Montana — 0.9%
Forsyth, MT, Revenue, Northwestern Corp. Colstrip Project, Series 2023, Refunding	3.875%	7/1/28	1,300,000	1,318,837
Montana State Board of Housing Revenue, Aspen Village Apartments Project	2.900%	12/1/26	400,000	399,719 (a)(b)
Total Montana				1,718,556
Nebraska — 1.7%
Central Plains Energy Project, NE, Gas Project Revenue, Series A, Refunding	5.000%	9/1/30	1,000,000	1,049,127
Sarpy County, NE, Papillion-La Vista School District No 27, GO:
Series A, Refunding	2.450%	12/1/27	1,035,000	1,022,203
Series A, Refunding	2.550%	12/1/28	1,140,000	1,115,164
Total Nebraska				3,186,494
Nevada — 0.6%
Clark County, NV, Department of Aviation Revenue, Airport System Revenues, Series A, Refunding	5.000%	7/1/26	500,000	500,833 (d)
Humboldt County, NV, Revenue, Sierra Pacific Power Company Projects, Series B, Refunding	3.550%	10/1/29	655,000	665,340
Total Nevada				1,166,173
New Hampshire — 0.3%
New Hampshire Municipal Bond Bank Revenue, Series B	5.000%	8/15/27	500,000	514,526
New Jersey — 3.9%
New Jersey State EDA Revenue, New Jersey American Water Company Inc. Project, Refunding	2.200%	12/3/29	500,000	475,369 (a)(b)(d)
New Jersey State EFA Revenue, The William Paterson University of New Jersey Issue, Series A, Refunding, BAM	5.000%	7/1/27	1,355,000	1,388,481
New Jersey State Higher Education, Student Assistance Authority Revenue, Series B, Refunding	5.000%	12/1/26	1,015,000	1,024,931 (d)
See Notes to Financial Statements.

Franklin Short-Term Municipal Income ETF 2026 Semi-Annual Report

 Franklin Short-Term Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series A, Refunding	5.000%	6/15/36	$500,000	$563,650
Transportation Program, Series AA, Refunding	5.000%	6/15/34	1,000,000	1,118,852
New Jersey State, GO, COVID-19 Emergency Bonds, Series A	5.000%	6/1/29	480,000	513,091
Newark, NJ, GO, NHA Affordable Housing Loans and Special Emergency Notes, Series D, BAN, Refunding	4.250%	5/5/27	2,000,000	2,011,892
Total New Jersey				7,096,266
New Mexico — 0.6%
Farmington, NM, Revenue, Public Service Company of New Mexico San Juan Project, Series B, Refunding	3.875%	6/1/29	1,000,000	1,021,853 (a)(b)
New York — 4.0%
Long Island, NY, Power Authority Electric System Revenue, Series B, Refunding	1.500%	9/1/26	200,000	199,063 (a)(b)
Monroe County, NY, Industrial Development Corp. Revenue, Eugenio Maria De Hostos Charter School Project	5.000%	7/1/34	825,000	847,133 (c)
MTA, NY, Transportation Revenue, Green Bonds, Series B, Refunding	5.000%	11/15/26	500,000	505,597
New York City, NY, TFA, Future Tax Secured Revenue:
Subordinated, Series A, Subseries A-1, Refunding	5.000%	11/1/29	815,000	875,766
Subordinated, Series D, Subseries D-1, Refunding	5.000%	11/1/29	500,000	537,280
New York State Dormitory Authority Revenue:
New York University	5.000%	7/1/30	75,000	75,166
Pace York University, Series A	5.250%	5/1/27	175,000	178,309
Pace York University, Series A	5.250%	5/1/28	300,000	311,324
Pace York University, Series A	5.250%	5/1/29	225,000	237,585
St. Joseph’s College, Series 2021	5.000%	7/1/26	200,000	199,965
St. Joseph’s College, Series 2021	5.000%	7/1/28	75,000	75,178
St. Joseph’s College, Series 2021	5.000%	7/1/29	75,000	75,263
New York State Energy Finance Development Corp. Revenue, Series 2025	5.000%	12/1/33	1,750,000	1,811,032 (a)(b)
See Notes to Financial Statements.
Franklin Short-Term Municipal Income ETF 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Franklin Short-Term Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport New Terminal One Project, Green Bonds, Series 2025	5.500%	6/30/37	$1,000,000	$1,104,204 (d)
Troy, NY, Capital Resource Corp., Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/28	350,000	364,588
Total New York				7,397,453
North Carolina — 0.7%
Durham, NC, Housing Authority Revenue, Page Corners Apartments, Series 2025	3.150%	7/1/28	1,000,000	1,002,159 (a)(b)
North Carolina State Medical Care Commission, Retirement Facilities First Mortgage Revenue:
UMRH Project, Series B-2	3.750%	10/1/28	45,000	45,012
United Methodist Retirement Homes Project, Series B-1	4.250%	10/1/28	250,000	250,104
Total North Carolina				1,297,275
North Dakota — 0.5%
Cass County, ND, Joint Water Resource District Revenue, Series A, Refunding, County GTD	3.450%	4/1/27	1,000,000	1,000,153
Ohio — 4.6%
Akron Bath & Copley Joint Township Hospital District Revenue, Ohio Hospital Facilities, Summa Health Obligated Group, Series 2020, Refunding	5.000%	11/15/27	180,000	185,925 (f)
American Municipal Power Inc., OH, Revenue, Wapakoneta Project, Series 2025, BAN, Refunding	4.000%	6/17/26	1,000,000	1,000,419
Cleveland, OH, Department of Public Utilities Division of Public Power Revenue, Series A, Refunding, AG	5.000%	11/15/27	700,000	722,548
Columbus-Franklin County, OH, Finance Authority Revenue, Landmark on Scioto, Series 2025	3.190%	6/1/29	1,000,000	1,003,993 (a)(b)
Dayton-Montgomery County, OH, Port Authority Revenue, Regional Stem Schools Inc. Project, Series 2024	5.000%	12/1/32	375,000	395,951
Lancaster, OH, Port Authority, Gas Supply Revenue, Series A, Refunding	5.000%	8/1/30	1,250,000	1,330,749 (a)(b)
See Notes to Financial Statements.

Franklin Short-Term Municipal Income ETF 2026 Semi-Annual Report

 Franklin Short-Term Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Ohio — continued
Ohio HFA, Multi-Family Housing Revenue, Series 2025	3.700%	5/1/28	$500,000	$503,504 (a)(b)
Ohio Higher Educational Facility Commission Revenue, The Cleveland Institute of Music 2022 Project	5.000%	12/1/27	295,000	298,471
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series 2026, Refunding	3.500%	4/1/30	1,000,000	1,003,752 (a)(b)
Duke Energy Corp. Project, Series B, Refunding	4.000%	6/1/27	500,000	504,243 (a)(b)
Youngstown State, OH, University Revenue, General Receipts Bonds, Series 2016, Refunding	5.000%	12/15/30	1,535,000	1,551,102
Total Ohio				8,500,657
Oklahoma — 0.4%
Washington County, OK, ISD No 30, GO, Series A	2.000%	5/1/28	825,000	807,295
Pennsylvania — 3.9%
Chester County, PA, IDA Revenue, Avon Grove Charter School, Series 2024	5.000%	3/1/27	800,000	802,153
Pennsylvania State Economic Development Financing Authority Revenue:
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project, Series 2022	5.000%	12/31/29	270,000	284,481 (d)
UPMC Revenue Bonds, Series A, Refunding	5.000%	12/15/29	1,730,000	1,851,081
Pennsylvania State HFA Revenue:
Single Family Mortgage Revenue Bonds, Series 135A	3.000%	10/1/51	915,000	907,412
Single Family Mortgage Revenue Bonds, Series 149A	5.000%	10/1/26	250,000	251,775
Pennsylvania State Turnpike Commission Revenue, Subordinated, Series A, Refunding	5.000%	12/1/36	1,000,000	1,007,451
Philadelphia, PA, Authority for IDR, Independence Charter School, West Project, Series 2019	4.000%	6/15/29	305,000	301,896
State Public School Building Authority, PA, College Revenue:
Delaware County Community College Project, Series 2026, Refunding, BAM	5.000%	10/1/26	685,000	689,773
See Notes to Financial Statements.
Franklin Short-Term Municipal Income ETF 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Franklin Short-Term Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Delaware County Community College Project, Series 2026, Refunding, BAM	5.000%	10/1/27	$645,000	$663,585
Delaware County Community College Project, Series 2026, Refunding, BAM	5.000%	10/1/28	420,000	439,757
Total Pennsylvania				7,199,364
Puerto Rico — 0.6%
Puerto Rico Commonwealth, GO:
Restructured, Series A-1	5.625%	7/1/27	1,000,000	1,015,927
Subseries CW	0.000%	11/1/51	11,731	7,405 (b)
Total Puerto Rico				1,023,332
Rhode Island — 0.4%
Cranston, RI, GO, BAN, Series 2025, Refunding	4.000%	8/19/26	719,000	720,692
South Carolina — 0.7%
Charleston County, SC, Educational Excellence Financing Corp. Revenue, South Carolina Project, Series 2023, Refunding	5.000%	12/1/26	920,000	930,468
Lancaster County, SC, Special Assessment Revenue, Series 2025	4.250%	6/1/30	400,000	402,009 (c)
Total South Carolina				1,332,477
South Dakota — 0.8%
South Dakota HEFA Revenue, Westhills Village Retirement Community Issue, Series B-2	3.250%	9/1/30	1,500,000	1,491,093
Tennessee — 3.8%
Knoxville’s Community Development Corp., TN, Revenue:
Grosvenor Square Project, Series 2022, HUD Section 8	4.000%	6/1/26	3,000,000	3,000,000 (a)(b)
Willow Place Project, Series 2022, HUD Section 8	3.750%	6/1/26	1,750,000	1,750,000 (a)(b)
Metropolitan Government of Nashville & Davidson County, TN, Revenue, Vanderbilt University Medical Center, Series B, Refunding	5.000%	7/1/29	585,000	621,697
Metropolitan Nashville, TN, Airport Authority Revenue, Series B	5.000%	7/1/26	50,000	50,069 (d)
Tennergy Corp., TN, Gas Supply Revenue, Series A	4.000%	9/1/28	1,500,000	1,520,605 (a)(b)
Total Tennessee				6,942,371
See Notes to Financial Statements.

Franklin Short-Term Municipal Income ETF 2026 Semi-Annual Report

 Franklin Short-Term Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — 10.1%
Austin Housing Finance Corp. Revenue, TX, Sage at Franklin Park, Series 2024	3.400%	11/1/27	$500,000	$503,381 (a)(b)
El Paso County, TX, GO, Series 2025	5.000%	8/15/26	1,100,000	1,104,889
Forney, TX, Independent School District, GO:
School Building Bonds, Series 2025, Refunding, PSF - GTD	5.000%	8/15/26	150,000	150,695
School Building Bonds, Series 2025, Refunding, PSF - GTD	5.000%	8/15/27	500,000	513,622
Fort Bend, TX, Independent School District, GO, Unlimited Tax School Building Bonds, Series A, Refunding, PSF - GTD	5.000%	8/15/26	1,000,000	1,004,507
FW Ramble, TX, Public Facility Corp. Revenue, Ramble and Rose Project	5.000%	10/1/32	530,000	560,830
Galveston, TX, Wharves & Terminal Revenue:
First Lien, Series A	5.000%	8/1/28	500,000	515,766 (d)
First Lien, Series A	5.000%	8/1/29	350,000	365,677 (d)
First Lien, Series A	5.000%	8/1/30	500,000	528,590 (d)
First Lien, Series A	5.000%	8/1/31	1,000,000	1,066,235 (d)
Garland, TX, ISD, GO, Unlimited Tax School Building Bonds, Series 2023, PSF - GTD	5.000%	2/15/29	605,000	643,512
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Texas Children’s Hospital, Series A, Refunding	5.000%	10/1/29	300,000	321,077
Hidalgo County, TX, GO:
Limited Tax Bonds, Series 2025, Refunding	5.000%	8/15/26	300,000	301,296
Limited Tax Bonds, Series 2025, Refunding	5.000%	8/15/27	100,000	102,604
Houston, TX, Airport System Revenue, Series A, Refunding, AG	5.000%	7/1/26	1,000,000	1,001,437 (d)
Houston, TX, HFC Revenue, Summerdale Apartments, Series 2023	5.000%	8/1/26	600,000	602,519 (a)(b)
Lavon, TX, Special Assessment Revenue, Trails of Lavon Public Improvement District Project	4.250%	9/15/32	142,000	144,103 (c)
Pflugerville, TX, GO, Travis Williamson and Hays Counties, Combination Tax And Ltd. Revenue Certificates of Obligation, Series 2025	5.000%	8/1/26	1,000,000	1,003,927
Prosper ISD, TX, GO, Collin and Denton Counties, Adjustable Rate Unlimited Tax School Building Bonds, Series B, PSF - GTD	4.000%	8/15/26	1,400,000	1,403,297 (a)(b)
See Notes to Financial Statements.
Franklin Short-Term Municipal Income ETF 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Franklin Short-Term Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
San Antonio ISD, TX, GO, Unlimited Tax School Building Bonds, Series 2025, Refunding, PSF - GTD	5.000%	8/15/26	$750,000	$753,521
Tarrant County, TX, Cultural Education Facilities Finance Corp., Texas Health Resources System Revenue, Series B, Refunding	5.000%	11/15/29	1,675,000	1,786,136 (a)(b)
Texas State Affordable Housing Corp. Revenue, Single Family Mortgage Revenue Bonds, Series A, GNMA - Collateralized	5.250%	9/1/28	15,000	15,171
Texas State Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue, Series 2026	5.000%	4/1/36	2,000,000	2,110,944
Texas State Municipal Power Agency Revenue, Series 2021, Refunding, AG	3.000%	9/1/29	1,130,000	1,124,785
Trophy Club Public Improvement District No. 1, TX, Special Assessment Revenue, Town of Trophy Club, Series 2025, Refunding	5.000%	9/1/28	110,000	112,315
University of North Texas System Revenue, Series A, Refunding	5.000%	4/15/28	785,000	818,550
Total Texas				18,559,386
U.S. Virgin Islands — 0.8%
U.S. Virgin Islands Matching Fund Special Purpose Securitization Corp. Revenue, Series A, Refunding	5.000%	10/1/30	1,000,000	1,053,002
Virgin Islands Transportation & Infrastructure Corp. Revenue:
Grant Anticipation Revenue Bonds, Federal Highway Grant Anticipation Revenue Loan Note, Series 2025, Refunding	5.000%	9/1/26	200,000	200,859
Grant Anticipation Revenue Bonds, Federal Highway Grant Anticipation Revenue Loan Note, Series 2025, Refunding	5.000%	9/1/27	160,000	163,428
Total U.S. Virgin Islands				1,417,289
Utah — 2.0%
Davis School District, UT, GO, Series 2016, School Bond Guaranty	2.500%	6/1/28	750,000	742,006
Downtown Revitalization Public Infrastructure District Revenue, UT:
First Lien Sales Tax, Seg Redevelopment Project, Series A, AG	5.000%	6/1/26	100,000	100,000
See Notes to Financial Statements.

Franklin Short-Term Municipal Income ETF 2026 Semi-Annual Report

 Franklin Short-Term Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Utah — continued
First Lien Sales Tax, Seg Redevelopment Project, Series A, AG	5.000%	6/1/28	$220,000	$229,744
Second Lien Sales Tax, Seg Redevelopment Project, Series B, AG	5.000%	6/1/26	255,000	255,000
Second Lien Sales Tax, Seg Redevelopment Project, Series B, AG	5.000%	6/1/27	100,000	102,163
Second Lien Sales Tax, Seg Redevelopment Project, Series B, AG	5.000%	6/1/28	100,000	104,330
Second Lien Sales Tax, Seg Redevelopment Project, Series B, AG	5.000%	6/1/29	100,000	106,328
Salt Lake City, UT, Airport Revenue:
Salt Lake City International Airport, Series A	5.000%	7/1/27	190,000	194,060 (d)
Salt Lake City International Airport, Series A	5.000%	7/1/29	500,000	510,573 (d)
Utah Infrastructure Agency Tax-Exempt Telecommunications Revenue:
Series 2019	5.000%	10/15/27	455,000	464,487
Series 2019	5.000%	10/15/29	500,000	523,617
Series 2021	3.000%	10/15/26	250,000	249,464
Utah State Infrastructure Agency, Telecommunications Revenue, Series 2022	5.000%	10/15/27	75,000	76,564
Total Utah				3,658,336
Virginia — 1.8%
City of Lynchburg, VA, EDA Revenue:
Centra Health Obligated Group, Series B, Refunding	5.000%	1/1/27	400,000	404,574
Centra Health Obligated Group, Series B, Refunding	5.000%	1/1/28	750,000	773,562
Virginia Public School Authority School Financing Revenue, Series B, Unrefunded, State Intercept Program	3.000%	8/1/26	1,585,000	1,584,918
Virginia State Commonwealth Transportation Board Revenue, Series 2026, Refunding	5.000%	5/15/29	500,000	535,168
Total Virginia				3,298,222
Washington — 3.3%
Grays Harbor County, WA, Public Hospital District No. 1 Revenue, Summit Pacific Medical Center, Series 2023, Refunding	5.750%	12/1/26	660,000	665,519
See Notes to Financial Statements.
Franklin Short-Term Municipal Income ETF 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Franklin Short-Term Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Washington — continued
Port of Seattle, WA, Intermediate Lien Revenue:
Series B	5.000%	5/1/27	$1,220,000	$1,244,893 (d)
Series B, Refunding	5.000%	7/1/28	1,500,000	1,564,374 (d)
Washington State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Refunding	5.000%	8/15/26	500,000	501,983
Washington State HFC, Non-Profit Housing Revenue:
Blakeley and Laurel Villages Portfolio, Series A, BAM	5.000%	7/1/29	630,000	662,664 (c)
Blakeley and Laurel Villages Portfolio, Series A, BAM	5.000%	7/1/30	300,000	319,496 (c)
Washington State, Revenue, COP, State and Local Agency Real and Personal Property, Series A	5.000%	7/1/26	1,000,000	1,001,760
Total Washington				5,960,689
Wisconsin — 3.2%
Dane County, WI, GO, Series A	3.000%	6/1/26	1,500,000	1,500,000
Public Finance Authority, WI, Educational Facilities Revenue, Lindenwood Education System, Series 2026, Refunding	5.000%	6/1/27	1,150,000	1,164,304
Public Finance Authority, WI, Revenue:
DB Affordable Housing Certificates, Series 1	3.582%	5/1/29	1,000,000	999,942 (a)(b)(c)
Maniilaq Association Employee Housing Project, Series 2026	5.000%	12/1/31	750,000	796,723
Mid State Leasing LLC Project, Series A	5.000%	12/15/26	455,000	459,387
Mid State Leasing LLC Project, Series A	5.000%	12/15/27	350,000	359,466
Mid State Leasing LLC Project, Series A	5.000%	12/15/28	300,000	312,585
Wisconsin State HEFA Revenue, Hospital Sisters Credit Group, Series A, Refunding	5.000%	8/15/28	250,000	261,262
Total Wisconsin				5,853,669

Total Municipal Bonds (Cost — $179,246,663)				179,948,013
Collateralized Mortgage Obligations(g) — 0.7%
Freddie Mac Multifamily Certificates Revenue, Series 2019	2.543%	6/25/37	912,664	804,856
See Notes to Financial Statements.

Franklin Short-Term Municipal Income ETF 2026 Semi-Annual Report

 Franklin Short-Term Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(g) — continued
Freddie Mac Multifamily Certificates Revenue, Series A	3.350%	11/25/33	$446,262	$432,140

Total Collateralized Mortgage Obligations (Cost — $1,192,924)				1,236,996
Total Investments before Short-Term Investments (Cost — $180,439,587)				181,185,009
			Shares
Short-Term Investments — 0.2%
Putnam Government Money Market Fund, Class P Shares (Cost — $273,792)	3.410%		273,792	273,792 (h)(i)
Total Investments — 99.1% (Cost — $180,713,379)				181,458,801
Other Assets in Excess of Liabilities — 0.9%				1,731,449
Total Net Assets — 100.0%				$183,190,250

(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(e)	Securities traded on a when-issued or delayed delivery basis.
(f)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.
(g)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	Rate shown is one-day yield as of the end of the reporting period.
(i)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated
Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At May 31, 2026, the total market value of investments in Affiliated Companies was $273,792 and the cost was $273,792 (Note 6).

See Notes to Financial Statements.
Franklin Short-Term Municipal Income ETF 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Franklin Short-Term Municipal Income ETF
Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
BAN	—	Bond Anticipation Notes
CAB	—	Capital Appreciation Bonds
COP	—	Certificates of Participation
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EFA	—	Educational Facilities Authority
FHA	—	Federal Housing Administration — Insured Bonds
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Agency
HFC	—	Housing Finance Commission
HUD	—	Housing & Urban Development
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PCR	—	Pollution Control Revenue
PEA	—	Public Energy Authority
PFA	—	Public Facilities Authority
PSF	—	Permanent School Fund
SOFR	—	Secured Overnight Financing Rate
TFA	—	Transitional Finance Authority
UPMC	—	University of Pittsburgh Medical Center
USD	—	Unified School District
See Notes to Financial Statements.

Franklin Short-Term Municipal Income ETF 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
May 31, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $180,439,587)	$181,185,009
Investments in affiliated securities, at value (Cost — $273,792)	273,792
Interest receivable	2,339,720
Dividends receivable from affiliated investments	2,882
Total Assets	183,801,403
Liabilities:
Payable for securities purchased	533,934
Investment management fee payable	34,710
Trustees’ fees payable	982
Administration fee payable	467
Service and/or distribution fees payable	99
Accrued expenses	40,961
Total Liabilities	611,153
Total Net Assets	$183,190,250
Net Assets:
Paid-in capital	$181,445,498
Total distributable earnings (loss)	1,744,752
Total Net Assets	$183,190,250
Shares Outstanding	18,439,161
Net Asset Value	$9.93
See Notes to Financial Statements.
Franklin Short-Term Municipal Income ETF 2026 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended May 31, 2026

Investment Income:
Interest	$2,944,638
Dividends from affiliated investments	156,499
Total Investment Income	3,101,137
Expenses:
Investment management fee (Note 2)	169,930
Total Expenses	169,930
Less: Fee waivers and/or expense reimbursements (Note 2)	(11,133)
Net Expenses	158,797
Net Investment Income	2,942,340
Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain From Unaffiliated Investment Transactions	81,407
Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Investments	(624,683)
Net Loss on Investments	(543,276)
Increase in Net Assets From Operations	$2,399,064
See Notes to Financial Statements.

Franklin Short-Term Municipal Income ETF 2026 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended May 31, 2026 (unaudited) and the Year Ended November 30, 2025	2026	2025(a)
Operations:
Net investment income	$2,942,340	$5,723,950
Net realized gain	81,407	52,241
Change in net unrealized appreciation (depreciation)	(624,683)	471,037
Increase in Net Assets From Operations	2,399,064	6,247,228
Distributions to Shareholders From (Note 1):
Total distributable earnings	(2,842,845)	(5,037,201)
Decrease in Net Assets From Distributions to Shareholders	(2,842,845)	(5,037,201)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (2,800,000 and 24,666,085 shares issued, respectively)	27,836,710	244,438,637
Reinvestment of distributions (0 and 506,455 shares issued, respectively)	—	5,005,296
Cost of shares repurchased (950,000 and 24,305,632 shares repurchased, respectively)	(9,428,698)	(241,074,402)
Increase in Net Assets From Fund Share Transactions	18,408,012	8,369,531
Increase in Net Assets	17,964,231	9,579,558
Net Assets:
Beginning of period	165,226,019	155,646,461
End of period	$183,190,250	$165,226,019

(a)
Effective after the market close on October 24, 2025, the Fund’s predecessor mutual fund, Putnam Short-Term
Municipal Income Fund, reorganized into this Fund (the “Reorganization”). See Note 1 in the Notes to Financial
Statements for additional information about the Reorganization.

See Notes to Financial Statements.
Franklin Short-Term Municipal Income ETF 2026 Semi-Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
	2026[1,2]	2025[1,3]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of year	$9.96	$9.89	$9.81	$9.76	$10.17	$10.15
Income (loss) from operations:
Net investment income	0.17	0.34	0.34	0.28	0.13	0.09
Net realized and unrealized gain (loss)	(0.03)	0.03	0.07	0.05	(0.37)	0.04
Total income (loss) from operations	0.14	0.37	0.41	0.33	(0.24)	0.13
Less distributions from:
Net investment income	(0.17)	(0.30)	(0.33)	(0.28)	(0.13)	(0.09)
Net realized gains	—	—	—	—	(0.04)	(0.02)
Total distributions	(0.17)	(0.30)	(0.33)	(0.28)	(0.17)	(0.11)
Net asset value, end of year	$9.93	$9.96	$9.89	$9.81	$9.76	$10.17
Total return, based on NAV[4,5]	1.39%	3.85%	4.30%	3.40%	(2.36)%	1.27%
Net assets, end of year (000s)	$183,190	$165,226	$5,025	$5,313	$4,940	$2,715
Ratios to average net assets:
Gross expenses	0.20%[6]	0.47%	0.44%	0.53%	0.63%	0.65%
Net expenses[7,8]	0.19 [6]	0.39 [9]	0.33 [9]	0.33 [9]	0.33 [9]	0.33 [9]
Net investment income	3.46 [6]	3.42 [9]	3.44 [9]	2.90 [9]	1.44 [9]	0.91 [9]
Portfolio turnover rate	17%	37%	38%	38%	39%	54%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended May 31, 2026 (unaudited).
[3]
Effective after the market close on October 24, 2025, the Fund’s predecessor mutual fund, Putnam Short-Term
Municipal Income Fund, reorganized into this Fund (the “Reorganization”). See Note 1 in the Notes to Financial
Statements for additional information about the Reorganization.

[4]
The Fund adopted the performance of the predecessor mutual fund as the result of the Reorganization. Prior to the
Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to
October 24, 2025, are those of the predecessor mutual fund. The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Class R6 Shares. Had the predecessor mutual fund been structured as an ETF, its performance may have differed.

[5]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.
[7]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[8]	Reflects fee waivers and/or expense reimbursements.
[9]	Ratio includes the impact of expense reductions. In the absence of these expense reductions, the gross and net expense ratios and the net investment income would be unchanged.
See Notes to Financial Statements.

Franklin Short-Term Municipal Income ETF 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Franklin Short-Term Municipal Income ETF (the “Fund”) is a separate diversified investment series of Putnam ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund adopted the performance of the Putnam Short-Term Municipal Income Fund (the “predecessor mutual fund”) as the result of a reorganization of the predecessor mutual fund into the Fund (the “Reorganization”) that was effective after the market close on October 24, 2025. Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ended on or prior to October 24, 2025, are those of the predecessor mutual fund. The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Class R6 Shares.
Prior to the Fund’s listing on October 27, 2025, the net asset value (“NAV”) performance of Class R6 of the predecessor mutual fund is used as a proxy for the Fund’s market price returns. Had the predecessor mutual fund been structured as an ETF, its performance may have differed.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on NAV, shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets
Franklin Short-Term Municipal Income ETF 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to,

Franklin Short-Term Municipal Income ETF 2026 Semi-Annual Report

the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Franklin Short-Term Municipal Income ETF 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$179,948,013	—	$179,948,013
Collateralized Mortgage Obligations	—	1,236,996	—	1,236,996
Total Long-Term Investments	—	181,185,009	—	181,185,009
Short-Term Investments†	$273,792	—	—	273,792
Total Investments	$273,792	$181,185,009	—	$181,458,801

†	See Schedule of Investments for additional detailed categorizations.
(b) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(d) Insurance. The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Franklin Short-Term Municipal Income ETF 2026 Semi-Annual Report

Insurance companies typically insure municipal bonds that tend to be of very high quality with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
(e) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid monthly, and distributions of net realized gains, if any, are declared at least annually. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to shareholders. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of November 30, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(g) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
(h) Guarantees and indemnifications. Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Investment management agreement and other transactions with affiliates
Franklin Advisers, Inc. (“Advisers”) is the Fund’s investment manager. Putnam Investment Management, LLC (“Putnam Management”) and Franklin Templeton Investment Management Limited (“FTIML”) are the Fund’s subadvisers. Advisers and Putnam
Franklin Short-Term Municipal Income ETF 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Management are direct and indirect wholly-owned subsidiaries, respectively, of Franklin Resources, Inc. (“Franklin Resources”). FTIML is an indirect subsidiary of Franklin Resources.
The Fund pays its investment manager an annual all-inclusive unified management fee of 0.20% based on the Fund’s average daily net assets computed daily and paid monthly. The management fee covers investment management services and all of the Fund’s organizational and other operating expenses with certain exceptions, including but not limited to: payments under distribution plans, interest, taxes, brokerage commissions and other transaction costs, fund proxy expenses, litigation expenses, extraordinary expenses and acquired fund fees and expenses.
Advisers has retained Putnam Management as a subadviser for the Fund pursuant to a subadvisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
FTIML is authorized by the Trustees to manage a separate portion of the assets of the Fund as determined by Advisers from time to time. FTIML did not manage any portion of the assets of the Fund during the reporting period. If Advisers were to engage the services of FTIML, Advisers (and not the Fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.20% of the average net assets of the portion of the Fund assets managed by FTIML.
Under an agreement with Advisers, Franklin Templeton Services, LLC (“Franklin Templeton Services”), provides administrative services to the Fund. The fee is paid by Advisers based on the costs incurred by Franklin Templeton Services and is not an additional expense of the Fund.
The Fund invests in Putnam Government Money Market Fund, an open-end management investment company managed by Advisers. The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).
Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Fund on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
The Board has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.

Franklin Short-Term Municipal Income ETF 2026 Semi-Annual Report

Advisers had also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the predecessor mutual fund through March 30, 2027, to the extent that total expenses of the predecessor mutual fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the predecessor mutual fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the predecessor mutual fund’s investment management contract) would exceed an annual rate of 0.28% of the Fund’s average net assets.
During the six months ended May 31, 2026, fees waived and/or expenses reimbursed amounted to $11,133, all of which was an affiliated money market fund waiver.
The Fund has adopted a Trustee Fee Deferral Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended May 31, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	$40,516,557
Sales	25,974,609
During the six months ended May 31, 2026, in-kind transactions (Note 5) were as follows:

Contributions	$5,141,965
Redemptions	—
Realized gain (loss)	—
The in-kind contributions and in-kind redemptions shown in this table may not agree with the Fund Share Transactions on the Statements of Changes in Net Assets. This table represents the accumulation of the Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.
Franklin Short-Term Municipal Income ETF 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
At May 31, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$180,533,020	$1,371,489	$(445,708)	$925,781
4. Derivative instruments and hedging activities
During the six months ended May 31, 2026, the Fund did not invest in derivative instruments.
5. Fund share transactions
At May 31, 2026, the Trust had an unlimited number of shares of beneficial interest authorized without par value. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 50,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statements of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed in the Fund’s Statements of Changes in Net Assets. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

	Six Months Ended May 31, 2026		Year Ended November 30, 2025
	Shares	Amount	Shares	Amount
Class A Shares[1]
Shares sold	—	—	2,052,455	$20,247,401
Shares issued on reinvestment	—	—	76,083	752,073
Shares repurchased	—	—	(5,041,409)	(49,940,456)
Net decrease	—	—	(2,912,871)	$(28,940,982)
Class C Shares[1]
Shares sold	—	—	211,452	$2,080,522
Shares issued on reinvestment	—	—	1,602	15,813
Shares repurchased	—	—	(241,454)	(2,391,009)
Net decrease	—	—	(28,400)	$(294,674)

Franklin Short-Term Municipal Income ETF 2026 Semi-Annual Report

	Six Months Ended May 31, 2026		Year Ended November 30, 2025
	Shares	Amount	Shares	Amount
Total Fund (Previously Class R6 Shares)[2]
Shares sold	2,800,000	$27,836,710	16,487,264	$163,816,935
Shares issued on reinvestment	—	—	25,403	251,093
Shares repurchased	(950,000)	(9,428,698)	(431,356)	(4,284,619)
Net increase	1,850,000	$18,408,012	16,081,311	$159,783,409
Class Y Shares[1]
Shares sold	—	—	5,914,914	$58,293,779
Shares issued on reinvestment	—	—	403,367	3,986,317
Shares repurchased	—	—	(18,591,413)	(184,458,318)
Net decrease	—	—	(12,273,132)	$(122,178,222)

[1]
Shares of the class of the predecessor mutual fund was converted into Class R6 Shares as a part of the
Reorganization. Such conversion of shares into Class R6 Shares is included under “Shares repurchased”.

[2]
Effective after the market close on October 24, 2025, the predecessor mutual fund, reorganized into this Fund (the
“Reorganization”). The predecessor mutual fund’s Class R6 Shares’ performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information prior to the Reorganization reflects that of the predecessor mutual fund’s Class R6 Shares. Shares of the other classes of the predecessor mutual fund were converted into Class R6 Shares as apart of the Reorganization. Such conversion of the other classes of shares into Class R6 Shares is included under “Shares sold”.

6. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended May 31, 2026. The following transactions were effected in such company for the six months ended May 31, 2026.

	Affiliate Value at November 30, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Putnam Government Money Market Fund, Class P Shares	$11,312,253	$42,258,889	42,258,889	$53,297,350	53,297,350
Franklin Short-Term Municipal Income ETF 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at May 31, 2026
Putnam Government Money Market Fund, Class P Shares	—	$156,499	—	$273,792
7. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Franklin Short-Term Municipal Income ETF 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the Fund.

Franklin Short-Term Municipal Income ETF

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Franklin
Short-Term Municipal Income ETF
Trustees
Liaquat Ahamed
Barbara M. Baumann
Chair
Jonathan de St. Paer*
Katinka Domotorffy
Catharine Bond Hill
Gregory G. McGreevey
Jennifer Williams Murphy
Marie Pillai
Warren Lowell Putnam*
George Putnam III
Robert L. Reynolds
Manoj P. Singh
Mona K. Sutphen
Kenneth Yutaka Tanji*
Jane Trust
Investment manager
Franklin Advisers, Inc.
Subadvisers
Putnam Investment Management, LLC
Franklin Templeton Investment Management Limited
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP Boston, MA
*
Effective March 1, 2026, Messrs. de St. Paer, Putnam and Tanji became Trustees of the Fund.
Franklin Short-Term Municipal Income ETF
The Fund is a separate investment series of Putnam ETF Trust, a Delaware statutory trust.
Franklin Short-Term Municipal Income ETF
Putnam Investments
100 Federal Street
Boston, MA 02110
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-800-225-1581.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-800-225-1581, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin Short-Term Municipal Income ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

48362-SFSOI 7/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam ETF Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	July 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	July 24, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	July 24, 2026